401(k) Savings Plan (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Defined Contribution Plans Disclosures [Line Items]
Contributions made at the discretion of the board of directors	$ 0.6	$ 0.4	$ 1.0	$ 0.6	$ 0.4